Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	₺ (406,905)	₺ (64,822)
Income statement charge	(133,791)	(222,497)
Tax charge relating to components of other comprehensive income	(6,449)	(7,066)
Prior year corporate tax base differences	(2,729)	(109,640)
Exchange differences	(5,188)	(2,880)
Closing balance, net	₺ (555,062)	₺ (406,905)